TRADE AND NOTES RECEIVABLES - Ageing analysis of trade and notes receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
TRADE AND NOTES RECEIVABLES
Trade and notes receivables	$ 1,233,606	¥ 8,026,209	¥ 7,349,563
Gross
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		8,508,229	7,812,134
Gross | Within 1 year
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		6,320,428	5,787,705
Gross | Between 1 and 2 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		505,493	557,602
Gross | Between 2 and 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		336,019	533,227
Gross | Over 3 years
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		1,346,289	933,600
Provision for impairment
TRADE AND NOTES RECEIVABLES
Trade and notes receivables		¥ (482,020)	¥ (462,571)